FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            FS VARIABLE SEPARATE ACCOUNT
                  FSA ADVISOR VARIABLE ANNUITY DATED MAY 1, 2008
                    POLARIS VARIABLE ANNUITY DATED MAY 2, 2011
                 POLARIS GROUP VARIABLE ANNUITY DATED MAY 2, 2011
                POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2011
                  POLARIS CHOICE VARIABLE ANNUITY DATED MAY 2, 2011
                POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 2, 2011
                POLARIS CHOICE IV VARIABLE ANNUITY DATED MAY 2, 2011
       POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 2, 2011
              POLARIS PLATINUM III VARIABLE ANNUITY DATED MAY 2, 2011
            POLARIS PLATINUM O-SERIES VARIABLE ANNUITY DATED MAY 2, 2011
            POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 2, 2011
           WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2007

                            FS VARIABLE ANNUITY ACCOUNT ONE
                      ICAP II VARIABLE ANNUITY DATED MAY 1, 2001

                            FS VARIABLE ANNUITY ACCOUNT TWO
                     VISTA VARIABLE ANNUITY DATED OCTOBER 31, 2005

                            FS VARIABLE ANNUITY ACCOUNT FIVE
                 SEASONS ADVANTAGE VARIABLE ANNUITY DATED JULY 27, 2009
                   SEASONS ELITE VARIABLE ANNUITY DATED JULY 27, 2009
                 SEASONS SELECT II VARIABLE ANNUITY DATED JULY 27, 2009
                SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 27, 2009

                              SUPPLEMENT TO PROSPECTUSES

     First SunAmerica Life Insurance Company ("First SunAmerica") is amending its group and individual variable annuity contract prospectuses for the sole purpose of providing notice of the upcoming merger of First SunAmerica with an affiliated life insurance company.

     On December 31, 2011, First SunAmerica intends to merge with The United States Life Insurance Company in the City of New York ("USL"), subject to receipt of all required regulatory approvals, including the approvals of the Securities and Exchange Commission and certain state insurance departments.

     USL is an affiliate of First SunAmerica and is also an indirect, wholly-owned subsidiary of American International Group, Inc. Following the merger, the variable accounts will be separate accounts of USL, and the commitments under the contracts will be USL's. Your rights and obligations under your contract will not change after the merger is complete.

Dated:  September 30, 2011

                   Please keep this Supplement with your Prospectus